Commissions Expense (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Summary of Commissions Expense

Composition	12/31/2022	12/31/2021	12/31/2020
Commissions related to trading with debt securities	66,660	3,743
Commissions related to trading and foreign exchange transactions	249,774	298,075	345,534
Commissions paid ATM exchange	4,974,761	4,611,640	3,713,775
Checkbooks commissions and clearing houses	1,385,594	1,231,636	1,189,180
Credit cards and foreign trade commissions	736,806	732,958	771,040

Total	7,413,595	6,878,052	6,019,529